Subsequent Events (Details) - 6 months ended Jun. 30, 2016 $ in Millions	USD ($) bbl	bbl / d	USD ($)
Martinez Logistics Assets [Domain]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 400
Capacity ratio | bbl	5,500,000
Payments to Acquire Businesses, Gross	$ 360
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 40
Whiting Assets [Domain]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 700
Capacity ratio	18,700	170
Capacity [Member] | Martinez Logistics Assets [Domain]
Subsequent Event [Line Items]
Capacity ratio | bbl	35,000